Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (commentary) (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in fair value adjustments	$ 187
Debit valuation adjustment (‘DVA’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in fair value adjustments	$ 123